Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Current assets:
Cash and cash equivalents	$ 10,858	$ 6,929
Accounts receivable, net of allowance for doubtful accounts of $152 and $172 at June 30, 2014 and 2013, respectively	44,035	40,971
Inventory	3,858	3,287
Prepaid expenses	9,619	7,706
Other current assets	8,484	3,479
Total current assets	76,854	62,372
Other assets	20,883	17,061
Property and equipment, net	231,352	217,799
Oil and gas interests, net	7,871	7,470
Other intangible assets, net	67,720	69,811
Goodwill	139,158	138,312
Total assets	543,838	512,825
Current liabilities:
Accounts payable	1,656	1,724
Accrued expenses and other current liabilities	48,682	39,413
Current portion of long-term debt	200
Total current liabilities	50,538	41,137
Long-term debt	273,898	220,244
Asset retirement obligation	438	551
Deferred income tax liability	41,523	40,327
Class B-Series Three common share liability	2,734	2,393
Other liabilities	15,667	13,691
Total liabilities	384,798	318,343
Shareholders' equity
Paid in Share Capital	443,100	434,236
Accumulated deficit	(276,938)	(231,850)
Accumulated other comprehensive loss	(7,122)	(7,904)
Total shareholders' equity	159,040	194,482
Total liabilities and shareholders' equity	$ 543,838	$ 512,825